Inventories, Net	12 Months Ended
Apr. 30, 2023
Inventories, Net [Abstract]
Inventories, net

3. Inventories, net

A summary of inventories, net is as follows:

	April 30, 2023	April 30, 2022
Perishables	$487,912	$410,266
Non-perishables	2,533,824	2,045,215
Reserve for inventory shrinkage	(42,750)	(135,122)
Inventories, net	$2,978,986	$2,320,359

Movements of reserve for inventory shrinkage are as follows:

	April 30, 2023	April 30, 2022
Beginning balance	$135,122	$119,859
GF Supermarket of MP, Inc. Inventory shrinkage reserve at July 1, 2022	37,684	—
Provision for (Reverse of) inventory shrinkage reserve	(130,056)	15,263
Ending Balance	$42,750	$135,122